Document And Entity Information	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	LeMaitre Vascular, Inc.
Entity Central Index Key	0001158895
Entity Emerging Growth Company	false
Entity File Number	001-33092
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2825458
Entity Address, Address Line One	63 Second Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	221-2266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	LMAT
Security Exchange Name	NASDAQ